8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other receivables [abstract]
RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS

8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS

	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	2019	2018
Billed supply	1,396	707	431	596	3,130	2,989
Unbilled supply	1,204	–	–	–	1,204	1,048
Other concession holders – wholesale supply	–	32	15	–	47	47
Other concession holders – wholesale supply, unbilled	204	–	–	–	204	282
CCEE (Power Trading Chamber)	–	–	386	–	386	166
Concession Holders – power transport	80	20	6	81	187	180
Concession Holders – power transport, unbilled	253	–	–	–	253	212
(–) Provision for doubtful receivables	(171)	(12)	(38)	(589)	(810)	(751)
	2,966	747	800	88	4,601	4,173

Current assets					4,524	4,092
Non–current assets					77	81

The Company’s exposure to credit risk related to customers and traders is provided in Note 33.

The allowance for doubtful accounts is considered to be sufficient to cover any potential losses in the realization of accounts receivable, and the breakdown by type of customers is as follows:

	2019	2018
Residential	131	137
Industrial	197	172
Commercial, services and others	161	189
Rural	32	33
Public authorities	201	119
Public lighting	2	6
Public services	31	27
Charges for use of the network (TUSD)	55	68
	810	751

Changes in the allowance for doubtful accounts in 2019, 2018 and 2017 are as follows:

Balance at December 31, 2016	660
Additions, net	248
Write-off	(340)
Balance at December 31, 2017	568
Effect of adoption of IFRS 9 on Jan. 1, 2018	150
Additions, net (Note 30 d)	264
Write-off	(231)
Balance at December 31, 2018	751
Additions, net (Note 30 d)	238
Disposals	(179)
Balance at December 31, 2019	810

In 2019, as a result of changes in assumptions of allowance for doubtful accounts computation presented in note 2.7 b), the expected percentage of loss in relation to the distribution segment receivable from energy supply decreased reducing the allowance for doubtful accounts by an amount of R$46 as of December 31, 2019.

Advances from customers

The Company receives advance payments for the sale of energy from certain customers. Advance payments related to services not yet provided are as follows:

Balance at December 31, 2017	233
Additions	50
Energy supplied	(215)
Inflation adjustment (Note 31)	11
Balance at December 31, 2018	79
Energy supplied	(80)
Inflation adjustment (Note 31)	1
Balance at December 31, 2019	–

Revenues from advanced sales of energy supply was recognized in the Statement of income only upon the actual supply of energy